OTHER EXPENSE (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
OTHER EXPENSE
Foreign exchange loss	$ (995,153)	$ (1,656,562)
Government assistance	16,492	56,390
Total other expense	$ (978,661)	$ (1,600,172)